Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle Global Income Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	First Eagle Global Income Builder Fund (“Global Income Builder Fund”) seeks current income generation and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Income Builder Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Income Builder Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 74 and 80, respectively.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The Global Income Builder Fund pays transaction costs when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the commencement of the Fund’s operations on May 1, 2012 through October 31, 2012, the Fund’s portfolio turnover rate was 5.17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses shown are annualized based on results from less than a 12-month period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Income Builder Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same and takes into account the effect of the Fee Waiver and Expense Reimbursement Agreement through December 31, 2013, as discussed directly above. Please keep in mind your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective of current income generation and long-term growth of capital, the Global Income Builder Fund will normally invest its assets primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields and a range of fixed income instruments, including high-yield, below investment grade (commonly referred to as “junk bonds”), investment grade and sovereign debt, from markets in the United States and multiple countries around the world.

Investment decisions for the Global Income Builder Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its total assets to income-producing securities. That generally means that approximately 80% or more of the Fund’s total assets will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books. The Fund may invest in securities with any maturity or investment rating, as well as unrated securities. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

The investment philosophy and strategy of the Global Income Builder Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). With respect to equity investments in particular, a discount to “intrinsic value” is sought even for what appear to be the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Investments in debt instruments are made after careful scrutiny of the underlying creditworthiness of the issuer, taking into account such factors as cash flow generation, liquidation value and structural protections. The Global Income Builder Fund seeks to own debt instruments that offer an attractive “margin of safety” on principal repayment relative to the total expected return of the security.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the Global Income Builder Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

  Foreign Investment Risk — The Fund will invest in foreign investments. Foreign investments can be susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

  Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of or prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns.

  Changes in Debt Ratings — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.

  Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition and credit rating and changes in interest rates and other general economic, industry and market conditions.

  High Yield Risk — The Fund intends to invest in high yield instruments (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

  Illiquid Investment Risk — The market for lower-quality debt instruments, including junk bonds and levered loans, is generally less liquid than the market for higher-quality debt instruments. Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time.

  High Portfolio Turnover Risk — The Fund’s investment strategies, which permits the Fund to hold instruments of any remaining duration and to trade those securities rather than hold them to maturity, may result in high turnover rates. This may increase the Fund’s brokerage commission costs in the case of stocks or costs related to the bid/ask spread in the case of bonds, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

  Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program that seeks to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes.

  Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of both the financial institution and the underlying borrower. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

  Real Estate Risk — The Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

For more information on the risks of investing in the Global Income Builder Fund, please see the More Information about the Funds’ Investments section.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the Global Income Builder Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Global Income Builder Fund commenced operations on May 1, 2012 and, as of the date of this prospectus, does not yet have a full calendar year’s investment performance. Current performance information is available at http://www.firsteaglefunds.com/funds/
globalincomebuilderfund.php or by calling 800.334.2143.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Global Income Builder Fund commenced operations on May 1, 2012 and, as of the date of this prospectus, does not yet have a full calendar year's investment performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.firsteaglefunds.com/funds/ globalincomebuilderfund.php
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.13%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	626
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,058
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	626
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,058
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.13%	[1]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.88%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	2.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.20%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	577
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 577

[1]	Other expenses shown are annualized based on results from less than a 12-month period.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses, so that the total annual operating expenses (excluding certain items) of Class A, Class C and Class I shares do not exceed 1.30%, 2.05% and 1.05%, respectively, through December 31, 2013 (the "Fee Waiver and Expense Reimbursement Agreement"). The Fee Waiver and Expense Reimbursement Agreement may be terminated before its expiration only by mutual agreement between the parties.